Cash Flow Detail - Operating Activities (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Condensed Cash Flow Statements, Captions [Line Items]
Cash received from operations	€ 47,314		€ 46,925		€ 46,415
Cash paid from operations	(34,646)		(34,778)		(34,379)
Cash paid to suppliers	(29,188)		(29,509)		(29,236)
Cash paid to employees	(4,604)		(4,416)		(4,299)
Payments related to cancellation of commitments	(854)		(853)		(844)
Net payments of interest and other financial expenses net of dividends received	(565)		(292)		(1,309)
Net interest and other financial expenses paid	(1,811)		(1,236)		(1,519)
Dividends received	1,246		944		210
Taxes (paid)/proceeds	(454)		(92)		(459)
Net cash flow provided by operating activities	11,649		11,763		10,268
Income taxes paid, classified as operating activities	198		289
Finance income received, classified as operating activities	285
VMO2
Condensed Cash Flow Statements, Captions [Line Items]
Dividends received from joint ventures, classified as investing activities	€ 1,154	£ 1,000	€ 909	£ 800	€ 187	£ 161